Share-based payments - Charges for Share-based Incentive Plans (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of share based payments [abstract]
Share-based payments	£ 66.0	£ 78.3	[1]	£ 98.3	[1]

[1]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.